Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Retirement Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 26	$ 23	$ 21
Deferred Compensation Liability, Classified, Noncurrent	234	205
Defined Benefit Pension Plan, Liabilities, Noncurrent	16	15
Defined Benefit Plan, Settlements, Benefit Obligation		31
Pension settlement charges		$ 13